Related Parties - Summary of Total Compensation Provided to Key Management Personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term benefits	₺ 78,775	₺ 80,868	₺ 62,187
Termination benefits	56,720	121	604
Long-term benefits	653	755	548
Share based payments	6,247	11,473	12,509
Key management personnel compensation	₺ 142,395	₺ 93,217	₺ 75,848